Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 23,271		$ 27,028
Short term deposits	42		39
Prepaid expenses	570		571
Other current assets	647		1,264
TOTAL CURRENT ASSETS	24,530		28,902
NON-CURRENT ASSETS:
Restricted bank deposits	236		221
Prepaid expenses	568		799
Digital assets	61,300		91,628
Operating lease right of use assets	581		726
Property and equipment, net	213		289
TOTAL NON-CURRENT ASSETS	62,898		93,663
TOTAL ASSETS	87,428	[1]	122,565
CURRENT LIABILITIES:
Accounts payable	64		178
Other payables and accrued expenses	1,181		2,161
Short-term employee benefits	323		302
Current maturities of operating lease liabilities	329		292
TOTAL CURRENT LIABILITIES	1,897		2,933
NON-CURRENT LIABILITIES:
Operating lease liabilities	293		432
TOTAL NON-CURRENT LIABILITIES	293		432
TOTAL LIABILITIES	2,190		3,365
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.0572 par value - Authorized: 50,000,000 shares on June 30, 2026, and December 31, 2025; Issued: 8,101,159 shares on June 30, 2026, and 8,099,799 on December 31, 2025; Outstanding: 8,009,608 shares on June 30, 2026, and 8,099,799 on December 31, 2025;	139		139
Treasury stock at cost, 91,551 shares at June 30, 2026	(881)
Additional paid-in capital	247,857		234,083
Accumulated other comprehensive loss	(1,262)		(1,262)
Accumulated deficit	(160,615)		(113,760)
TOTAL EQUITY	85,238		119,200
TOTAL LIABILITIES AND EQUITY	$ 87,428		$ 122,565

[1]	Flywheel Segment assets include all Company assets except digital assets, short term prepaid expenses, long-term prepaid expenses and certain cash and cash equivalents.